PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating(loss)/income
Sales and marketing expenses	¥ (336,855)	$ (52,860)	¥ (462,112)	¥ (812,592)
General and administrative expenses	(1,269,988)	(199,289)	(981,645)	(1,072,339)
Losses and expenses related to Fabricated Transactions and restructuring	(339,557)	(53,284)	(475,252)
Foreign exchange loss	120,166	18,857	(70,937)	19,842
Change in the fair value of warrant liability				(8,322)
Interest income	102,248	16,045	135,713	79,407
Other (expense)/income	(16,513)	(2,591)	(58,635)	(6,303)
Interest and financing expenses	(35,490)	(5,569)	(116,471)	(31,629)
(Provision)/reversal for SEC settlement	1,146,474	179,907	(1,177,074)
Provision for equity litigants settlement	(155,314)	(24,372)	(1,226,119)
(Loss)/income before income taxes	622,517	97,687	(6,240,791)	(3,159,120)
Income tax expense	63,861	10,021	637,801	(1,387)
Accretion to redemption value of convertible redeemable preferred shares				(552,036)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares				(2,127)
Net (loss)/income attributable to the Company's ordinary shareholders	686,270	107,691	(5,589,105)	(3,712,596)
Net (loss)/income	686,270	107,691	(5,589,105)	(3,712,596)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(4,923)	(773)	286,697	79,433
Total comprehensive (loss)/income attributable to the Company's ordinary shareholders	681,347	106,918	(5,302,408)	(3,633,163)
Foreign currency translation adjustments, tax	0		0	0
Parent Company | Reportable Legal Entities
Operating(loss)/income
Sales and marketing expenses	188	30
General and administrative expenses	(85,755)	(13,457)	(109,119)	(25,773)
Losses and expenses related to Fabricated Transactions and restructuring	(246,410)	(38,667)	(332,814)
Foreign exchange loss	138	22		29
Change in the fair value of warrant liability				(8,322)
Share of (losses)/income from subsidiaries and VIE	67,203	10,546	(2,661,076)	(3,164,198)
Interest income	296	46	21,910	43,606
Other (expense)/income	4,784	751	(2,445)	3,635
Interest and financing expenses	(35,490)	(5,569)	(107,258)	(82)
(Provision)/reversal for SEC settlement	1,146,474	179,907	(1,177,074)
Provision for equity litigants settlement	(155,314)	(24,372)	(1,226,119)
(Loss)/income before income taxes	(686,270)	(107,691)	5,589,105	3,158,433
Net (loss)/income	(686,270)	(107,691)	5,589,105	3,158,433
Accretion to redemption value of convertible redeemable preferred shares				(552,036)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares				(2,127)
Net (loss)/income attributable to the Company's ordinary shareholders	686,270	107,691	(5,589,105)	(3,712,596)
Net (loss)/income	686,270	107,691	(5,589,105)	(3,712,596)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(4,923)	(773)	286,697	79,433
Total comprehensive (loss)/income attributable to the Company's ordinary shareholders	681,347	$ 106,918	(5,302,408)	(3,633,163)
Other comprehensive (loss)/income, tax	0		0	0
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0